Other Payables and Accruals	12 Months Ended
Sep. 30, 2016
Accounts Payable/Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

NOTE 13. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Accrued employee benefits	$44	$53
Other payables	152	102
Total	$195	$155